Note 5 - Acquired Intangible Assets - Acquired Intangible Assets (Details) (USD $)	12 Months Ended
	Oct. 31, 2013	Oct. 31, 2014
Gross carrying amount	$ 2,469,802	$ 2,469,802
Accumulated amortization	(2,435,402)	(2,469,802)
Customer Lists [Member]
Gross carrying amount	96,355	96,355
Accumulated amortization	(77,084)	(96,355)
Weighted- average amortization period in years	1 year
Developed Technology Rights [Member]
Gross carrying amount	2,373,447	2,373,447
Accumulated amortization	$ (2,358,318)	$ (2,373,447)
Weighted- average amortization period in years	1 year